Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
Loans Receivable, Net
A summary of loans receivable at
December 31, 2019
and
2018,
is as follows:

(Dollars in thousands)	2019	2018
Residential real estate loans:
Single family conventional	$119,805	110,580
Single family government guaranteed	259	118
	120,064	110,698
Commercial real estate:
Lodging	58,643	45,259
Retail/office	71,730	69,539
Nursing home/health care	7,767	3,712
Land developments	13,167	18,865
Golf courses	1,597	397
Restaurant/bar/café	6,752	8,196
Warehouse	32,064	34,634
Construction:
Single family	23,256	20,442
Multi-family	1,858	4,931
Commercial real estate	6,008	3,571
Manufacturing	20,027	22,029
Churches/community service	10,156	11,103
Multi-family	48,663	50,150
Other	48,507	43,302
	350,195	336,130
Consumer:
Autos	2,608	2,483
Home equity line	28,004	32,273
Home equity	16,422	16,733
Recreational vehicles	17,266	16,226
Land/lots	3,358	2,145
Other - secured	1,195	1,423
Other – unsecured	1,096	1,249
	69,949	72,532
Commercial business	64,227	75,496
Total loans	604,435	594,856
Less:
Unamortized discounts	15	17
Net deferred loan costs	(536)	(535)
Allowance for loan losses	8,564	8,686
Total loans receivable, net	$596,392	586,688
Commitments to originate or purchase loans	$38,157	13,183
Commitments to deliver loans to secondary market	$10,098	7,289
Weighted average contractual rate of loans in portfolio	4.75%	4.83%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating
$19.0
million and
$11.0
million as of
December 31, 2019
and
2018,
respectively. The interest rates on these loan commitments ranged from
3.00%
to
5.65%
at
December 31, 2019
and from
4.125%
to
6.375%
at
December 31, 2018.

The aggregate amount of loans to executive officers and directors of the Company was
$0.1
million at
December 31, 2019,
2018
and
2017.
The entire balance for all
three
years represents a Home Equity Line of Credit for
one
executive officer and there has been
no
activity on the line of credit during
2019,
2018
 or
2017.
All loans to executive officers and directors are made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At
December 31, 2019,
2018
and
2017,
the Company was servicing loans for others with aggregate unpaid principal balances of
$505.7
million,
$480.6
million and
$471.4
million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Wisconsin and Iowa. At
December 31, 2019
and
2018,
the Company had in its portfolio single family residential loans located in the following states:

	201 9		2018
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$1,937	1.6%	$2,778	2.5%
Minnesota	107,607	89.6	98,505	89.0
Wisconsin	8,483	7.1	8,105	7.3
Other states (1)	2,037	1.7	1,310	1.2
Total	$120,064	100.0%	$110,698	100.0%

(1) Amounts under two million dollars in both years are included in “Other states”.

At
December 31, 2019
and
2018,
the Company had in its portfolio commercial real estate loans located in the following states:

	201 9		2018
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Florida	$6,520	1.9%	$4,795	1.4%
Idaho	2,980	0.9	3,171	0.9
Illinois	2,513	0.7	851	0.2
Indiana	2,691	0.8	3,031	0.9
Iowa	6,794	1.9	7,563	2.3
Minnesota	244,572	69.8	238,397	70.9
North Carolina	4,624	1.3	5,442	1.6
Ohio	2,140	0.6	1,566	0.5
Wisconsin	73,122	20.9	67,196	20.0
Other states (1)	4,239	1.2	4,118	1.3
Total	$350,195	100.0%	$336,130	100.0%

(1) Amounts under two million dollars in both years are included in “Other states”.